Financing Receivable, Net - Summary of Balances of Financing Receivables by Due Date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, after Allowance for Credit Loss [Abstract]
Due in 0-12 months	¥ 4,693,817	¥ 3,933,553
Due in 13-24 months	114,178	180,719
Due in 25-36 months	69	46
Due thereafter	0	22,836
Total financing receivables (excluding accrued interest receivable)	¥ 4,808,064	¥ 4,137,154